UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6382
                                                     ---------------------

                  Nuveen Florida Quality Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                             SEMIANNUAL REPORT December 31, 2003


                                Nuveen Florida Investment Quality Municipal Fund
                                                                             NQF

                                    Nuveen Florida Quality Income Municipal Fund
                                                                             NUF

                            Nuveen Insured Florida Premium Income Municipal Fund
                                                                             NFL

                                       Nuveen Insured Florida Tax-Free Advantage
                                                                  Municipal Fund
                                                                             NWF

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY


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--------------------------------------------------------------------------------
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MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS."



Dear
  SHAREHOLDER

I am very pleased to report that for the period ended December 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income. Your Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In the current environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 17, 2004

Nuveen Florida Municipal Closed-End Exchange-Traded Funds
(NQF, NUF, NFL, NWF)

Portfolio Managers'
               COMMENTS


Portfolio managers Dan Solender and Tom O'Shaughnessy discuss national and state economic and market conditions, key investment strategies, and the recent performance of these four Nuveen Florida Funds. With eleven years of investment experience, including seven at Nuveen, Dan assumed portfolio management responsibility for NQF and NUF in November 2003. Tom, a twenty-year veteran of Nuveen, managed NFL from 1992 to 1995 and again since 1998, adding NWF at its inception in 2002.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTHS ENDED DECEMBER 31, 2003?

Over the past 12 months, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the overall pace of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense and national security, helped to fuel a jump of 8.2% (annualized) in the third-quarter gross domestic product
(GDP), up from 3.3% in the second quarter. Throughout 2003, inflation remained under control, with the 1.1% annual change in the core rate representing the slowest pace in more than 40 years. The recovering economy also generated some improvement in the labor markets, although progress remained halting, making 2003 only the second non-recession year on record in which the economy posted a net loss of jobs.

In combination, the pace of recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets. Despite the increased volatility in June and July, the municipal market enjoyed generally solid performance during the 12-month period ended December 31, 2003.

In 2003, municipal supply nationally broke the record set just last year, with $382.7 billion in new bonds, up 7% over 2002. However, the issuance of new paper slowed somewhat in the last half of the year, with national volume for July-December 2003 down $13.7 billion, or 7%, from the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?

While Florida's annual growth rate remained strong at 3.1%, the major drivers of the state's economy have transitioned away from population-based industries (homes, healthcare, retail) to macro-driven enterprises (tourism, finance, business services). Florida continues to be an important tourist destination with an attractive, low-cost business environment, ranking seventh on the Tax Foundation's list of states with business-friendly tax systems. However, Florida's geography, including its environmentally sensitive lands and its location away from major industrial centers, adds to development and maintenance costs. In December 2003, unemployment in Florida fell to 4.7%, its lowest level in 29 months, down from 5.3% a year earlier and well below the current national average of 5.7%. Compared with trends in most other states, Florida's revenue base, dominated by sales tax, remained stable. The state's $21.2 billion fiscal 2004 budget was balanced using $708 million in one-time revenues, a relatively modest amount. In 2003, Florida issued $21.3 billion in new municipal bonds, up 14% over 2002. The state's debt level has continued to rise, with additional borrowing necessitated by the demands of a rapidly growing population. Recent legislation mandated increased spending for education, resulting in Florida's authorization of $2.4 billion in new debt to fund this program. Although the state's debt burden is above the national average, Floridastrong economy, fiscal management, and high liquidity levels provide a solid base of financial support. As of December 31, 2003, Florida's general obligation debt was rated Aa2/AA+, with stable outlooks, by Moody's and Standard & Poor's, respectively.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                             TOTAL RETURN          LEHMAN      LIPPER
           MARKET YIELD            ON NAV   TOTAL RETURN1    AVERAGE2
---------------------------------------------------------------------
                                   1 YEAR          1 YEAR      1 YEAR
                   TAXABLE-         ENDED           ENDED       ENDED
      12/31/03  EQUIVALENT3      12/31/03        12/31/03    12/31/03
---------------------------------------------------------------------
NQF      6.11%        8.49%         6.70%           5.31%       7.26%
---------------------------------------------------------------------
NUF      6.15%        8.54%         6.99%           5.31%       7.26%
---------------------------------------------------------------------
NFL      5.60%        7.78%         7.16%           5.65%       7.26%
---------------------------------------------------------------------
NWF      5.59%        7.76%         6.57%           5.65%       7.26%
---------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended December 31, 2003, the uninsured NQF and NUF outperformed the unleveraged Lehman Brothers Municipal Bond Index, while the insured NFL and NWF performed better than the unleveraged Lehman Insured Municipal Bond Index. NFL also performed in line with the Lipper Florida peer group average, while NQF, NUF, and NWF trailed this measure. The use of leverage was one of the primary factors influencing the performances of these Funds relative to the Lehman index over the past 12 months. While leveraging can add volatility, this strategy can also provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates. For municipal bond funds, as with any fixed-income investment, income is an important component of total return.

In addition to leverage, factors such as call exposure and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, NQF was the only one of these Funds to hold bonds (1.20% of the Fund's portfolio) backed by revenues from the 1998 master tobacco settlement agreement. The sector as a whole underperformed the broad municipal market for the year, impacting the 12-month return for NQF. The performances of this Fund and NUF were also affected by bond calls on some of their holdings in the single family housing sector that had been trading at premiums before being called.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can potentially leave more earnings to support common share dividends. During the 12 months ended December 2003, continued low short-term rates enabled us to implement three dividend increases in NQF and two in NFL. Leverage also helped to support the dividend of NUF, which--as of December 31, 2003--had offered shareholders 43 consecutive months of steady or increasing dividends, while NWF, which was introduced in November 2002, had provided 12 consecutive months of stable, attractive dividends.



1 The total annual returns on common share net asset value (NAV) for NQF and NUF are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The total annual returns on NAV for NFL and NWF are compared with the total annual return of the Lehman Insured Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of these Nuveen Florida Funds are compared with the average annualized return of the 17 funds in the Lipper Florida Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

Each Fund seeks to pay a stable dividend at a rate that reflects the Fund's past results and projected future performance. The Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2003, NQF, NUF and NFL had positive UNII, while NWF had negative UNII.

The share prices of these Funds experienced some volatility during the 12 months ended December 31, 2003, much like the fixed-income market generally. Despite this volatility, the share prices of NQF, NFL and NWF ended the period higher than they had been at the beginning, while the price of NUF ended the period where it began. As of December 31, 2003, NQF, NUF, and NWF continued to trade at premiums to their common share NAVs, while NFL had moved to trading at a premium from a very slight discount 12 months earlier (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12-MONTHS ENDED DECEMBER 31, 2003?

For this 12-month period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-payment capabilities. One of our key strategies continued to be management of the Funds' durations4 as a way of mitigating interest rate risk and producing potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Over the past 12 months, we worked to moderate risk by shortening the durations of NQF, NUF, and NFL. However, we kept the duration of NWF longer to provide additional support for this newer Fund's income stream in the current market environment.

Although the heavy volume of municipal issuance during 2003 provided selected opportunities to make trades that would benefit the Funds, in recent months we have seen supply soften. During July-December 2003, issuance in Florida declined 22% from the levels of the previous six months. The majority of our trading activity over the past year focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 25 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but had less inherent interest rate risk. In NFL and NWF, our allocations of water and sewer and limited tax obligation bonds rose over the year, reflecting the increased issuance of insured bonds in these sectors of the Florida market.

In the insured Funds, we also took advantage of strategies designed to enhance tax efficiency and reduce taxable distributions to shareholders. As appropriate opportunities arose, we worked to offset the capital gains that had accumulated in NFL. We also began to gradually cut our holdings of AMT (alternative minimum tax) bonds in this Fund, following a consistent widening of spreads relative to Treasuries over the past year. The rising number of investors who are subject to this federal tax was another factor in our decision to reduce our position in AMTs. NWF, which was introduced in November 2002, cannot invest in any AMT bonds.


4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of December 31, 2003, both NQF and NUF offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA of 71% and 72%, respectively. NFL continued to be 100% invested in insured and/or U.S. guaranteed bonds, while NWF, which is allowed to invest up to 20% in uninsured investment-grade quality securities, held 85% of its portfolio in insured bonds as of December 31, 2003.

Looking at bond calls, these Funds generally offer good levels of call protection over the next two years, with potential call exposure (as of December 31, 2003) ranging from zero in NWF to 11% in NFL during 2004 and 2005. In coming months, the number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Florida Investment Quality Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NQF



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed     57%
AA                      14%
A                       13%
BBB                      5%
NR                      11%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.60
--------------------------------------------------
Common Share Net Asset Value                $15.50
--------------------------------------------------
Premium/(Discount) to NAV                    7.10%
--------------------------------------------------
Market Yield                                 6.11%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.49%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $256,009
--------------------------------------------------
Average Effective Maturity (Years)           20.54
--------------------------------------------------
Leverage-Adjusted Duration                    9.76
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/21/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.01%         6.70%
--------------------------------------------------
5-Year                         5.59%         6.76%
--------------------------------------------------
10-Year                        6.80%         6.27%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                     0.081
Feb                     0.081
Mar                     0.0825
Apr                     0.0825
May                     0.0825
Jun                     0.0835
Jul                     0.0835
Aug                     0.0835
Sep                     0.0835
Oct                     0.0835
Nov                     0.0835
Dec                     0.0845



Line Chart:
SHARE PRICE PERFORMANCE

1/1/03                  16.01
                        15.4
                        15.44
                        15.65
                        15.8
                        16.16
                        15.81
                        15.99
                        15.95
                        16.14
                        16.27
                        15.8
                        16.1
                        16.55
                        16.74
                        16.61
                        16.7
                        16.73
                        16.85
                        16.85
                        17.05
                        17.33
                        16.7
                        16.89
                        16.98
                        16.95
                        16.36
                        14.56
                        15.1
                        14.96
                        14.74
                        14.83
                        15.28
                        15.35
                        15.36
                        15.44
                        15.88
                        15.73
                        15.83
                        15.95
                        15.85
                        16.33
                        16.35
                        16.61
                        16.52
                        16.41
                        16.37
                        16.78
12/31/03                16.5

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1984 per share.

Nuveen Florida Quality Income Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NUF



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed     58%
AA                      14%
A                       14%
BBB                      4%
NR                       8%
BB or lower              2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.20
--------------------------------------------------
Common Share Net Asset Value                $15.50
--------------------------------------------------
Premium/(Discount) to NAV                    4.52%
--------------------------------------------------
Market Yield                                 6.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.54%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $221,054
--------------------------------------------------
Average Effective Maturity (Years)           21.37
--------------------------------------------------
Leverage-Adjusted Duration                    9.71
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.05%         6.99%
--------------------------------------------------
5-Year                         5.56%         6.11%
--------------------------------------------------
10-Year                        6.82%         6.10%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     22%
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                     0.083
Feb                     0.083
Mar                     0.083
Apr                     0.083
May                     0.083
Jun                     0.083
Jul                     0.083
Aug                     0.083
Sep                     0.083
Oct                     0.083
Nov                     0.083
Dec                     0.083


Line Chart:
SHARE PRICE PERFORMANCE

1/1/03                  16.42
                        15.75
                        15.78
                        15.91
                        16.1
                        16.27
                        16.25
                        16.5
                        16.25
                        16.2
                        16.05
                        16.01
                        16.08
                        16.32
                        16.3
                        16.72
                        16.49
                        16.6
                        16.65
                        16.9
                        17.04
                        17.51
                        16.62
                        16.43
                        17.01
                        16.68
                        16.18
                        14.43
                        15.12
                        14.5
                        14.72
                        14.77
                        14.85
                        15.08
                        15.31
                        15.42
                        15.39
                        15.55
                        15.63
                        15.65
                        15.75
                        15.98
                        16.01
                        16.29
                        16.41
                        16.08
                        16.2
                        16.3
12/31/03                16.22

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.1432 per share.

Nuveen Insured Florida Premium Income Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NFL



Pie Chart:
CREDIT QUALITY
Insured                             86%
Insured and U.S. Guaranteed         14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.14
--------------------------------------------------
Common Share Net Asset Value                $16.38
--------------------------------------------------
Premium/(Discount) to NAV                    4.64%
--------------------------------------------------
Market Yield                                 5.60%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.78%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $235,061
--------------------------------------------------
Average Effective Maturity (Years)           17.99
--------------------------------------------------
Leverage-Adjusted Duration                    8.11
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.19%         7.16%
--------------------------------------------------
5-Year                         7.71%         6.57%
--------------------------------------------------
10-Year                        8.23%         6.58%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Water and Sewer                                16%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Housing/Multifamily                            12%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                     0.0775
Feb                     0.0775
Mar                     0.079
Apr                     0.079
May                     0.079
Jun                     0.079
Jul                     0.079
Aug                     0.079
Sep                     0.079
Oct                     0.079
Nov                     0.079
Dec                     0.08


Line Chart:
SHARE PRICE PERFORMANCE

1/1/03                  16.23
                        16.12
                        15.95
                        16.07
                        16.55
                        16.74
                        16.7
                        16.92
                        17.05
                        16.88
                        16.88
                        16.52
                        16.43
                        16.6
                        16.9
                        16.64
                        16.9
                        16.87
                        16.76
                        16.95
                        17.24
                        17.4
                        17.4
                        17.35
                        17.3
                        17.12
                        16.5
                        14.95
                        15.65
                        15.73
                        15.3
                        15.19
                        15.35
                        15.36
                        15.85
                        15.82
                        16.19
                        16.01
                        16.08
                        16.51
                        16.61
                        16.85
                        16.7
                        16.81
                        16.66
                        17.03
                        17.12
                        17.19
12/31/03                16.83

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.1020 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of December 31, 2003


NWF



Pie Chart:
CREDIT QUALITY
Insured                 85%
AAA (uninsured)          2%
AA (uninsured)           2%
A (uninsured)           11%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.46
--------------------------------------------------
Common Share Net Asset Value                $14.54
--------------------------------------------------
Premium/(Discount) to NAV                    6.33%
--------------------------------------------------
Market Yield                                 5.59%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.76%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $56,415
--------------------------------------------------
Average Effective Maturity (Years)           23.17
--------------------------------------------------
Leverage-Adjusted Duration                   10.98
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.98%         6.57%
--------------------------------------------------
Since Inception                8.13%         6.97%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         37%
--------------------------------------------------
Water and Sewer                                25%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Education and Civic Organizations               6%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                     0.072
Feb                     0.072
Mar                     0.072
Apr                     0.072
May                     0.072
Jun                     0.072
Jul                     0.072
Aug                     0.072
Sep                     0.072
Oct                     0.072
Nov                     0.072
Dec                     0.072


Line Chart:
SHARE PRICE PERFORMANCE

1/1/03                  15.01
                        15.01
                        15
                        15.06
                        15.24
                        15.05
                        15
                        14.75
                        15.05
                        15.05
                        15
                        15.23
                        15.13
                        15.15
                        15.44
                        15.59
                        15.34
                        15.45
                        15.75
                        15.62
                        15.85
                        15.9
                        15.81
                        15.77
                        16.29
                        16.5
                        15.79
                        15
                        15.56
                        15.2
                        14.77
                        15.11
                        15.02
                        15.22
                        15.19
                        15.49
                        15.24
                        14.95
                        15
                        14.94
                        15.08
                        15.22
                        15.21
                        15.15
                        15.21
                        15.37
                        15.38
                        15.6
12/31/03                15.46

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held on November 17, 2003, in Chicago at Nuveen's headquarters.

                                                                    NQF                                          NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                        Common and                                  Common and
                                                     MuniPreferred        MuniPreferred          MuniPreferred        MuniPreferred
                                                     shares voting        shares voting          shares voting        shares voting
                                                          together             together               together             together
                                                        as a class           as a class             as a class           as a class
====================================================================================================================================
William E. Bennett
   For                                                 15,102,874                   --             12,938,345                   --
   Withhold                                               200,558                   --                120,945                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Robert P. Bremner
   For                                                 15,111,957                   --             12,938,348                   --
   Withhold                                               191,475                   --                120,942                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Lawrence H. Brown
   For                                                 15,098,517                   --             12,934,640                   --
   Withhold                                               204,915                   --                124,650                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Jack B. Evans
   For                                                 15,111,268                   --             12,938,148                   --
   Withhold                                               192,164                   --                121,142                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                 15,094,322                   --             12,930,901                   --
   Withhold                                               209,110                   --                128,389                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
William L. Kissick
   For                                                 15,086,804                   --             12,931,028                   --
   Withhold                                               216,628                   --                128,262                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                 15,097,876                   --             12,930,285                   --
   Withhold                                               205,556                   --                129,005                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Peter R. Sawers
   For                                                 15,089,222                   --             12,932,440                   --
   Withhold                                               214,210                   --                126,850                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================

                                                                    NQF                                         NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                        Common and                                  Common and
                                                     MuniPreferred        MuniPreferred          MuniPreferred        MuniPreferred
                                                     shares voting        shares voting          shares voting        shares voting
                                                          together             together               together             together
                                                        as a class           as a class             as a class           as a class
====================================================================================================================================
William J. Schneider
   For                                                         --                5,086                     --                4,362
   Withhold                                                    --                    3                     --                   16
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --                5,089                     --                4,378
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                         --                5,081                     --                4,362
   Withhold                                                    --                    8                     --                   16
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --                5,089                     --                4,378
====================================================================================================================================
Judith M. Stockdale
   For                                                 15,107,678                   --             12,938,348                   --
   Withhold                                               195,754                   --                120,942                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290                   --
====================================================================================================================================
Sheila W. Wellington
   For                                                 15,087,950                   --             12,913,625                   --
   Withhold                                               215,482                   --                145,665                   --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               15,303,432                   --             13,059,290
====================================================================================================================================


Shareholder
       MEETING REPORT (continued)

                                                                    NFL                                        NWF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                        Common and                                  Common and
                                                     MuniPreferred        MuniPreferred          MuniPreferred        MuniPreferred
                                                     shares voting        shares voting          shares voting        shares voting
                                                          together             together               together             together
                                                        as a class           as a class             as a class           as a class
====================================================================================================================================
William E. Bennett
   For                                                 13,287,886                    --             3,842,125                    --
   Withhold                                               100,024                    --                20,942                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Robert P. Bremner
   For                                                 13,290,173                    --             3,842,475                    --
   Withhold                                                97,737                    --                20,592                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Lawrence H. Brown
   For                                                 13,279,401                    --             3,827,650                    --
   Withhold                                               108,509                    --                35,417                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Jack B. Evans
   For                                                 13,289,264                    --             3,842,125                    --
   Withhold                                                98,646                    --                20,942                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                 13,275,279                    --             3,828,650                    --
   Withhold                                               112,631                    --                34,417                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
William L. Kissick
   For                                                 13,259,545                    --             3,838,473                    --
   Withhold                                               128,365                    --                24,594                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                 13,264,155                    --             3,828,648                    --
   Withhold                                               123,755                    --                34,419                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Peter R. Sawers
   For                                                 13,267,843                    --             3,828,648                    --
   Withhold                                               120,067                    --                34,419                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================

                                                                    NFL                                       NWF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                        Common and                                  Common and
                                                     MuniPreferred        MuniPreferred          MuniPreferred        MuniPreferred
                                                     shares voting        shares voting          shares voting        shares voting
                                                          together             together               together             together
                                                        as a class           as a class             as a class           as a class
====================================================================================================================================
William J. Schneider
   For                                                          --               4,270                      --               1,155
   Withhold                                                     --                   3                      --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        --               4,273                      --               1,157
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                          --               4,270                      --               1,155
   Withhold                                                     --                   3                      --                   2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                        --               4,273                      --               1,157
====================================================================================================================================
Judith M. Stockdale
   For                                                 13,286,463                    --             3,832,302                    --
   Withhold                                               101,447                    --                30,765                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================
Sheila W. Wellington
   For                                                 13,251,836                    --             3,827,298                    --
   Withhold                                               136,074                    --                35,769                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               13,387,910                    --             3,863,067                    --
====================================================================================================================================


                            Nuveen Florida Investment Quality Municipal Fund (NQF)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8%

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    4,609,100
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.0%

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          4,861,372
                 Revenue Bonds, Adventist Health System Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            981,570
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          2,268,441

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00           A          2,386,600
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        1,000   Miami Beach, Florida, Health Facilities Authority, Hospital          11/11 at 101.00          BB          1,013,700
                 Revenue Bonds, Mount Sinai Medical Center of Florida
                 Project, Series 2001A, 6.800%, 11/15/31

        3,000   Miami-Dade County Health Facilities Authority, Florida, Hospital      8/11 at 101.00         AAA          3,105,510
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        6,000   North Broward Hospital District, Florida, Improvement Revenue         1/11 at 101.00          A-          6,309,960
                 Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facility Authority, Florida, Hospital           11/10 at 101.00           A          6,500,280
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30

        3,695   Orange County Health Facility Authority, Florida, Hospital           12/12 at 100.00          A2          3,850,412
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                Series 2001:
        2,500    5.500%, 12/01/21                                                    12/11 at 101.00           A          2,604,450
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,399,225

       10,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1         10,186,200
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        4,250   St. Johns County Industrial Development Authority, Florida,           2/04 at 101.00          A-          4,276,945
                 Hospital Revenue Bonds, Flagler Hospital Project,
                 Series 1992, 6.000%, 8/01/22 (Pre-refunded to 2/02/04)

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          5,637,031
                 Bonds, Series 2002, 5.625%, 5/01/32

        2,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         AAA          2,616,600
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.250%, 11/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.5%

       10,945   Broward County Housing Finance Authority, Florida, Multifamily        7/09 at 102.00         N/R         10,982,870
                 Housing Revenue Bonds, Pier Club Apartments Project,
                 Series 1999, 7.000%, 7/01/34

        1,090   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00         AAA          1,136,314
                 Housing Revenue Bonds, Emerald Palms Apartments Project,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

        1,430   Florida Housing Finance Agency, General Mortgage Revenue              6/04 at 101.00         AAA          1,460,230
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                9/06 at 102.00         AAA          2,616,800
                 Mariner Club Apartments Project, Series 1996K-1,
                 6.375%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

        9,980   Florida Housing Finance Corporation, Revenue Bonds,                   2/16 at 100.00         N/R          8,769,127
                 Pembroke Apartments, Series 2001B, 7.750%, 2/01/41

       10,290   Florida Housing Finance Corporation, Revenue Bonds,                   2/16 at 100.00         N/R          6,431,250
                 River Run Apartments, Series 2001, 7.750%, 2/01/41

        3,050   Florida Housing Finance Corporation, Revenue Bonds,                   1/12 at 100.00         AAA          3,164,161
                 Mission Bay Apartments, Series 2001N, 5.500%, 7/15/29
                 (Alternative Minimum Tax)


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.5%

$       6,010   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA     $    6,254,307
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,395   Florida Housing Finance Agency, Homeowner Mortgage                    1/07 at 102.00          AA          1,467,414
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)

        2,310   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00         AAA          2,413,188
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29
                 (Alternative Minimum Tax) - MBIA Insured

          675   Manatee County Housing Finance Authority, Florida,                   11/05 at 102.00         Aaa            704,437
                 Single Family Mortgage Revenue Bonds, Series 1994-3,
                 7.600%, 11/01/26 (Alternative Minimum Tax)

          570   Manatee County Housing Finance Authority, Florida, Single             5/06 at 105.00         Aaa            610,658
                 Family Mortgage Revenue Bonds, Series 1996-1,
                 7.450%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.4%

       13,000   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R         13,949,910
                 Florida, Exempt Facilities Revenue Bonds, National Gypsum
                 Company Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.4%

        2,810   Broward County, Florida, General Obligation Bonds,                      No Opt. Call         AA+          2,810,000
                 Series 1986 Refunding, 12.500%, 1/01/04

        9,230   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          9,567,910
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        3,750   Florida State Board of Education, Full Faith and Credit               6/07 at 101.00         AA+          3,642,488
                 Public Education Capital Outlay Bonds, Series 1996B,
                 4.500%, 6/01/27

        1,500   Florida State Board of Education, Full Faith and Credit               6/12 at 101.00         AAA          1,576,395
                 Public Education Capital Outlay Bonds, Series 2002F,
                 5.000%, 6/01/22 - MBIA Insured

        8,000   Florida State Board of Education, Full Faith and Credit,              6/12 at 100.00         AA+          8,982,800
                 Public Education Capital Outlay Refunding Bonds,
                 Series 2002D, 5.375%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 23.7%

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,375    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,588,418
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,829,166

                Florida Intergovernmental Finance Commission, Capital Revenue
                Bonds, Daytona Beach Community Redevelopment Agency, Series
                2001C-1:
        1,280    5.000%, 2/01/20 - AMBAC Insured                                      8/11 at 100.00         Aaa          1,346,778
        5,000    5.125%, 2/01/31 - AMBAC Insured                                      8/11 at 100.00         Aaa          5,146,300

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00         AAA          5,141,800
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,763,572
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Hernando County, Florida, Criminal Justice Complex Financing            No Opt. Call         AAA          6,808,850
                 Program, Series 1986, 7.650%, 7/01/16 - FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,447,042
                 Bonds, Series 2003, 5.250%, 10/01/21 -  Insured

                Manchester Housing and Redevelopment Authority,
                New Hampshire, Revenue Bonds, Series 2000B:
        5,140    0.000%, 1/01/21 - ACA Insured                                         1/10 at 46.78           A          1,957,518
        4,640    0.000%, 1/01/25 - ACA Insured                                         1/10 at 35.11           A          1,313,723
        5,140    0.000%, 1/01/28 - ACA Insured                                         1/10 at 28.27           A          1,203,942

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            595,884
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 -
                 MBIA Insured

        8,330   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          8,565,572
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,750   Saint Johns County, Florida, Transportation Improvement              10/13 at 100.00         AAA          2,871,715
                 Revenue Bonds, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured


                                       15


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Tampa Sports Authority, Florida, Special Purpose Bonds, State
                Sales Tax Payment, Tampa Bay Arena Project, Series 1995:
$       1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA     $    1,482,100
        2,585    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          3,016,204

        8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA          9,759,533
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 20.3%

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA         11,894,450
                 Series 2001-J1, 5.250%, 10/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds,                        10/06 at 102.00         AAA          3,776,255
                 Series 1996A, 5.750%, 10/01/26 (Alternative Minimum
                 Tax) - MBIA Insured

       12,000   Greater Orlando Aviation Authority, Florida, Airport                 10/09 at 101.00         AAA         12,218,280
                 Facilities Revenue Bonds, Series 1999A, 5.125%, 10/01/28
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,150,760
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21
                 (Alternative Minimum Tax) - FSA Insured

        2,590   Hillsborough County Aviation Authority, Florida, Tampa               10/06 at 102.00         AAA          2,866,923
                 International Airport Revenue Bonds, Series 1996A,
                 6.000%, 10/01/23 (Alternative Minimum Tax) -
                 FGIC Insured

        3,500   Hillsborough County Aviation Authority, Florida, Tampa               10/06 at 102.00         AAA          3,857,490
                 International Airport Revenue Bonds, Series 1996B,
                 5.875%, 10/01/23 - FGIC Insured

        1,750   Miami-Dade County Industrial Development Authority,                  10/09 at 101.00         AAA          1,964,953
                 Florida, Industrial Development Revenue Bonds,
                 Airis Miami II LLC - Miami International Airport Project,
                 Series 1999, 6.000%, 10/15/25 (Alternative Minimum Tax) -
                 AMBAC Insured

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,019,067
                 Miami International Airport, Series 2002,
                 5.750%, 10/01/18 (Alternative Minimum Tax) -
                 FGIC Insured

        5,000   Orlando-Orange County Expressway Authority, Florida,                  7/13 at 100.00         AAA          5,135,100
                 Expressway Revenue Bonds, Series 2003B,
                 5.000%, 7/01/35 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.7%

        2,395   Dade County, Florida, Special Obligation Bonds, Courthouse            4/04 at 102.00       A3***          2,474,131
                 Center Project, Series 1994, 6.300%, 4/01/14 (Pre-
                 refunded to 4/01/04)

        7,225   Dade County, Florida, Special Obligation and Refunding                10/08 at 48.84         AAA          3,133,266
                 Bonds, Series 1996B, 0.000%, 10/01/20 (Pre-refunded
                 to 10/01/08) - AMBAC Insured

       20,000   Escambia County, Florida, Health Facilities Authority,               11/09 at 101.00         AAA         23,720,000
                 Revenue Bonds, Ascension Health Credit Group,
                 Series 1999A2, 6.000%, 11/15/31 (Pre-refunded
                 to 11/15/09)

        6,955   Florida State Board of Education, Full Faith and Credit               6/05 at 101.00         AAA          7,488,866
                 Public Education Capital Outlay Bonds, Series 1993F,
                 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

        1,400   Pembroke Pines, Florida, Capital Improvement Revenue                 10/04 at 102.00         AAA          1,479,772
                 Bonds, Series 1995, 6.000%, 10/01/25 (Pre-refunded to
                 10/01/04) - AMBAC Insured

        3,570   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,372,179
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.0%

                Hillsborough County Industrial Development Authority, Florida,
                Pollution Control Revenue Bonds, Tampa Electric Company Project,
                Series 2002:
        4,330    5.100%, 10/01/13                                                    10/12 at 100.00        Baa1          4,367,974
        5,000    5.500%, 10/01/23                                                    10/12 at 100.00        Baa1          5,025,050

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding               10/10 at 100.00         Aaa          1,124,855
                 Bonds, Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Refunding Revenue                      No Opt. Call         AAA          5,091,118
                  Bonds, Series 1999C, 6.050%, 10/01/11 - FSA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       7,345   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1     $    8,043,803
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1          5,486,300
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          5,935,000
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          5,854,418
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.2%

        3,310   Cocoa, Florida, Water and Sewer Revenue Refunding Bonds,                No Opt. Call         AAA          3,798,821
                 Series 2003, 5.500%, 10/01/23 - AMBAC Insured

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds,                 8/05 at 102.00         AAA          1,084,220
                 United Water Florida Project, Series 1995,
                 6.350%, 8/01/25 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          2,055,020
                 Series 2003, 5.000%, 10/01/33 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          8,511,069
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds,                       9/12 at 100.00         Aa2          1,307,117
                 Series 2002, 5.000%, 9/01/14

        5,000   Palm Coast, Florida, Water Utility System Revenue Bonds,             10/13 at 100.00         AAA          5,163,300
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,060   Polk County, Florida, Utility System Revenue Bonds,                  10/13 at 100.00         Aaa          2,225,459
                 Series 2003, 5.250%, 10/01/22 - FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          2,043,838
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        5,000   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA          5,211,600
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            773,066
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,674,232
------------------------------------------------------------------------------------------------------------------------------------
$     376,650   Total Long-Term Investments (cost $358,040,875) - 148.5%                                                380,313,524
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%
          700   Palm Beach County Health Facilities Authority, Florida,                                   VMIG-1            700,000
                 Revenue Bonds, Bethesda Health Project, Variable Rate
                 Demand Bonds, Series 2001, 1.310%, 12/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$         700   Total Short-Term Investments (cost $700,000)                                                                700,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $358,740,875) - 148.8%                                                          381,013,524
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      6,995,666
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  256,009,190
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.



                                       17


                            Nuveen Florida Quality Income Municipal Fund (NUF)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 33.4%

$       1,500   Citrus County Hospital Board, Florida, Revenue Bonds, Citrus          8/13 at 100.00        Baa3     $    1,544,400
                 Memorial Hospital, Series 2002 Refunding, 6.375%, 8/15/32

        2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          2,747,732
                 Revenue Bonds, Adventist Health System Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

        1,000   Highlands County Health Facilities Authority, Florida,               11/12 at 100.00           A          1,004,510
                 Hospital Revenue Bonds, Adventist Health System
                 Sunbelt Obligated Group, Series 2002B,
                 5.250%, 11/15/23

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            490,785
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          1,547,992

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          8,920,240
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

       10,395   Jacksonville, Florida, Hospital Revenue Bonds, University             2/04 at 100.00         AAA         10,499,990
                 Medical Center, Inc. Project, Series 1992,
                 6.600%, 2/01/21 - CONNIE LEE/AMBAC Insured

        5,000   Jacksonville Health Facilities Authority, Florida, Revenue           11/12 at 101.00          AA          5,149,600
                 Bonds, Ascension Health, Series 2002A, 5.250%, 11/15/32

        1,500   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00           A          1,524,930
                 Medical Center Project, Series 2002, 5.500%, 7/01/32

        4,500   Miami Beach, Florida, Health Facilities Authority, Hospital          11/11 at 101.00          BB          4,584,375
                 Revenue Bonds, Mount Sinai Medical Center of Florida
                 Project, Series 2001A, 6.700%, 11/15/19

        9,000   North Broward Hospital District, Florida, Improvement                 1/11 at 101.00          A-          9,464,940
                 Revenue Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facility Authority, Florida, Hospital           12/12 at 100.00          A2          6,187,440
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32

        5,000   Orange County Health Facility Authority, Florida, Hospital           11/12 at 101.00           A          5,169,300
                 Revenue Bonds, Adventist Health System/Sunbelt
                 Obligated Group, Series 2002, 5.250%, 11/15/18

       10,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1         10,186,200
                 Bonds, Baycare Health System, Series 2003,
                 5.500%, 11/15/33

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         Aa3          4,850,469
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 17.3%

                Broward County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Tamarac Pointe Apartments
                Project, Series 1996, GNMA Collateralized:
        1,500    6.250%, 7/01/26                                                      7/06 at 102.00         AAA          1,577,130
        1,000    6.300%, 1/01/32                                                      7/06 at 102.00         AAA          1,049,640

        9,600   Broward County Housing Finance Authority, Florida,                    6/09 at 102.00         N/R          8,584,416
                 Multifamily Housing Revenue Bonds, Pembroke Gardens
                 Project, Series 1999, 6.150%, 6/01/39 (Alternative
                 Minimum Tax) (Mandatory put 6/01/29)

        1,245   Florida Housing Finance Agency, General Mortgage                      6/04 at 101.00         AAA          1,271,319
                 Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,               10/05 at 102.00         AAA          1,035,860
                 Holly Cove Apartment Project, Series 1995F,
                 6.150%, 10/01/25 (Alternative Minimum Tax) -
                 AMBAC Insured

        3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00          A+          3,193,363
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28

        5,790   Florida Housing Finance Corporation, Housing Revenue                 10/10 at 102.00         Aaa          6,145,217
                 Bonds, Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        7,445   Florida Housing Finance Corporation, Revenue Bonds,                   2/16 at 100.00         N/R          6,541,698
                 Pembroke Apartments, Series 2001B, 7.750%, 2/01/41


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       2,575   Florida Housing Finance Corporation, Revenue Bonds, River             2/16 at 100.00         N/R     $    1,609,375
                 Run Apartments, Series 2001, 7.750%, 2/01/41

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,755,671
                 Multifamily Revenue Bonds, Sunset Bay Apartments
                 Project, Series 2000-5A, 5.950%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        3,240   Pinellas County Housing Finance Authority, Florida,                   1/08 at 100.00         AAA          3,493,336
                 Multifamily Housing Revenue Bonds, Emerald Bay
                 Apartments Projects, Series 1998A, 5.000%, 4/01/28
                 (Alternative Minimum Tax) (Mandatory put 4/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.3%

        3,240   Broward County Housing Finance Authority, Florida,                     4/09 at 25.51         Aaa            574,744
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000B, 0.000%, 4/01/29 (Alternative
                 Minimum Tax)

        1,995   Broward County Housing Finance Authority, Florida,                     4/10 at 25.36         Aaa            354,871
                 Single Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

        3,070   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA          3,194,796
                 Revenue Bonds, Refunding/New Money Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative
                 Minimum Tax)

          600   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA            667,992
                 Refunding Bonds, Series 1987-G1, 8.595%, 11/01/17

          935   Lee County Housing Finance Authority, Florida, Single                 3/07 at 105.00         Aaa            997,552
                 Family Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A-1, 7.200%, 3/01/27 (Alternative Minimum Tax)

          340   Miami-Dade County Housing Authority, Florida, Home                    4/08 at 101.50         Aaa            356,572
                 Owner Mortgage Revenue Bonds, Series 1999A-1,
                 5.550%, 10/01/19 (Alternative Minimum Tax)

        1,955   Orange County Housing Finance Authority, Florida, Single              4/06 at 102.00         AAA          2,037,560
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

        1,215   Orange County Housing Finance Authority, Florida, Single              9/07 at 102.00         AAA          1,222,217
                 Family Mortgage Revenue Bonds, Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.9%

        7,285   Atlantic Beach, Florida, Health Care Facilities Revenue              10/09 at 101.00           A          7,697,185
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured

        1,750   Jacksonville Health Facilities Authority, Florida, Industrial        12/04 at 100.00          Ca            927,500
                 Development Revenue Bonds, National Benevolent
                 Association, Cypress Village Project, Series 1992,
                 7.000%, 12/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.9%

       10,000   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R         10,730,700
                 Florida, Exempt Facilities Revenue Bonds, National
                 Gypsum Company Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.0%

        4,940   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          5,131,326
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

       15,925   Florida State Board of Education, Full Faith and Credit,              6/12 at 101.00         AAA         16,926,046
                 Public Education Capital Outlay Bonds, Series 2002B,
                 5.000%, 6/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.8%

          850   Miami-Dade County, Florida, Beacon Tradeport                          5/12 at 102.00          AA            914,583
                 Community Development District, Special Assessment
                 Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 -
                 RAAI Insured

        5,760   Escambia County, Florida, Capital Improvement Revenue                10/12 at 100.00         AAA          5,907,341
                 Bonds, Series 2002, 5.000%, 10/01/32 - MBIA Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA            342,316
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            495,174

        1,700   Florida Municipal Loan Council, Revenue Bonds,                        5/13 at 100.00         AAA          1,745,560
                 Series 2003A, 5.000%, 5/01/28 - MBIA Insured

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding                10/13 at 100.00         AAA          3,445,002
                 Bonds, Series 2003C, 5.250%, 10/01/18 (Alternative
                 Minimum Tax) - MBIA Insured


                                       19


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA     $    1,482,410
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          3,079,477
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        5,130   Manatee County School District, Florida, Sales Tax                   10/13 at 100.00         AAA          5,598,985
                 Revenue Bonds, Series 2003, 5.000%, 10/01/17 -
                 AMBAC Insured

        2,475   Northern Palm Beach County Improvement District,                      8/10 at 102.00          AA          2,797,097
                 Florida, Water Control and Improvement Bonds, Unit
                 Development No. 19, Series 2000, 6.100%, 8/01/21 -
                 RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/04 at 102.00         AAA          2,047,420
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

        2,040   Palm Beach County School Board, Florida, Certificates                 8/12 at 100.00         AAA          2,198,284
                 of Participation, Series 2002D, 5.250%, 8/01/21 -
                 FSA Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          2,417,720
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA         13,451,614
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 27.9%

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,332,134
                 Series 2001-J1, 5.250%, 10/01/21 (Alternative
                 Minimum Tax) - AMBAC Insured

       12,000   Dade County, Florida, Aviation Revenue Bonds,                        10/06 at 102.00         AAA         12,947,160
                 Series 1996A, 5.750%, 10/01/26 (Alternative Minimum
                 Tax) - MBIA Insured

        1,500   Dade County, Florida, Aviation Revenue Bonds,                        10/05 at 102.00         AAA          1,620,840
                 Series 1995B, 6.000%, 10/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

       15,000   Dallas and Fort Worth, Texas, Joint Revenue Bonds,                   11/09 at 100.00         AAA         17,091,900
                 Dallas-Fort Worth International Airport, Series 2000A,
                 6.125%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

        3,500   Greater Orlando Aviation Authority, Florida, Airport                 10/07 at 101.00         AAA          3,620,120
                 Facilities Revenue Bonds, Series 1997, 5.250%, 10/01/23
                 (Alternative Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport                 10/12 at 100.00         AAA          4,150,760
                 Facilities Revenue Bonds, Series 2002B,
                 5.125%, 10/01/21 (Alternative Minimum Tax) -
                 FSA Insured

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          7,626,150
                 Miami International Airport, Series 1998A,
                 5.000%, 10/01/24 (Alternative Minimum Tax) -
                 FGIC Insured

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          4,083,520
                 Miami International Airport, Series 1998C, 5.000%, 10/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   Miami-Dade County Expressway Authority, Florida,                      7/11 at 101.00         Aaa          2,103,900
                 Toll System Refunding Revenue Bonds, Series 2001,
                 5.000%, 7/01/21 - FGIC Insured

        6,000   Orlando-Orange County Expressway Authority, Florida,                  7/13 at 100.00         AAA          6,185,340
                 Expressway Revenue Bonds, Series 2003B,
                 5.000%, 7/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 3.8%

        1,500   Bradford County Health Facilities Authority, Florida, Health            No Opt. Call         AAA          1,784,070
                 Facilities Revenue Refunding Bonds, SantaFe Health Care
                 Facilities Project, Series 1993, 6.050%, 11/15/16

        2,000   Florida State Department of Corrections, Certificates                 8/04 at 102.00       AA***          2,097,520
                 of Participation, Gadsden County Facility, Series 1994,
                 6.000%, 3/01/14 (Pre-refunded to 8/01/04)

        2,300   Sarasota County, Florida, Utility System Revenue Bonds,              10/04 at 102.00         AAA          2,439,633
                 Series 1994, 6.500%, 10/01/22 (Pre-refunded to
                 10/01/04) - FGIC Insured

        2,000   Seminole County School Board, Florida, Certificates                   7/04 at 102.00         AAA          2,090,740
                 of Participation, Series 1994A, 6.125%, 7/01/19
                 (Pre-refunded to 7/01/04) - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.1%

$         750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00          AA     $      813,360
                 Series 2003A, 5.250%, 10/01/21

       10,000   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa1         10,087,700
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00          AA         10,190,480
                 Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/15

        3,290   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          3,623,869
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

                Orlando Utilities Commission, Florida, Water and Electric
                Revenue Refunding Bonds, Series 2002C:
        3,170    5.250%, 10/01/17                                                    10/12 at 100.00         Aa1          3,500,565
        4,130    5.000%, 10/01/27                                                    10/12 at 100.00         Aa1          4,247,620

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,164,550
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.1%

        4,500   Broward County, Florida, Water and Sewer Utility Revenue             10/13 at 100.00         AAA          4,666,680
                 Bonds, Series 2003, 5.000%, 10/01/24 - MBIA Insured

        3,310   Cocoa, Florida, Water and Sewer Revenue Bonds, Series 2003              No Opt. Call         AAA          3,798,820
                 Refunding, 5.500%, 10/01/23 - AMBAC Insured

        4,000   Hollywood, Florida, Water and Sewer Revenue Refunding                10/13 at 100.00         Aaa          4,258,560
                 and Improvement Bonds, Series 2003,
                 5.000%, 10/01/20 - FSA Insured

        1,065   Lee County Industrial Development Authority, Florida,                11/12 at 100.00         AAA          1,122,850
                 Utilities Revenue Bonds, Bonita Springs Utilities Inc.
                 Project, Series 2002, 5.000%, 11/01/19 (Alternative
                 Minimum Tax) - MBIA Insured

                Village Center Community Development District, Florida,
                Utility Revenue Bonds, Series 2003:
        2,000    5.125%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA          2,095,040
        2,000    5.000%, 10/01/36 - MBIA Insured                                     10/13 at 101.00         AAA          2,048,340
------------------------------------------------------------------------------------------------------------------------------------
$     325,060   Total Long-Term Investments (cost $319,301,189) - 150.5%                                                332,664,193
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%
          500   Palm Beach County Health Facilities Authority, Florida,                                   VMIG-1            500,000
                 Revenue Bonds, Bethesda Health Project, Variable Rate
                 Demand Bonds, Series 2001, 1.310%, 12/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $319,801,189) - 150.7%                                                          333,164,193
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      4,889,573
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  221,053,766
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       21

                            Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.9%

$       5,325   Escambia County Housing Finance Authority, Florida,                   6/09 at 101.00         AAA     $    5,974,543
                 Dormitory Revenue Bonds, University of West Florida
                 Foundation, Inc. Project, Series 1999, 5.750%, 6/01/31 -
                 MBIA Insured

          850   State of Florida, State Board of Education Lottery Revenue            7/13 at 101.00         AAA            914,362
                 Bonds, Series 2003A, 5.000%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.3%

        2,000   Brevard County Health Facilities Authority, Florida,                 10/06 at 101.00         AAA          2,118,560
                 Hospital Revenue Bonds, Holmes Regional Medical
                 Center Project, Series 1996, 5.625%, 10/01/14 -
                 MBIA Insured

        2,500   Hillsborough County Industrial Development Authority,                   No Opt. Call         AAA          3,122,500
                 Florida, Industrial Development Revenue Bonds,
                 University Community Hospital, Series 1994,
                 6.500%, 8/15/19 - MBIA Insured

        5,000   Lee County Hospital Board of Directors, Florida, Fixed-               4/07 at 102.00         AAA          5,543,800
                 Rate Hospital Revenue Bonds, Lee Memorial Health
                 System, Series 1997A, 5.750%, 4/01/22 -
                 MBIA Insured

        7,220   Miami-Dade County Health Facilities Authority, Florida,               8/11 at 101.00         AAA          7,473,927
                 Hospital Refunding Revenue Bonds, Miami Children's
                 Hospital, Series 2001A, 5.125%, 8/15/26 -
                 AMBAC Insured

        5,000   North Broward Hospital District, Florida, Refunding                   1/07 at 101.00         AAA          5,271,000
                 and Improvement Revenue Bonds, Series 1997,
                 5.375%, 1/15/24 - MBIA Insured

        5,350   Polk County Industrial Development Authority, Florida,                3/04 at 101.50         AAA          5,478,079
                 Industrial Development Revenue Bonds, Winter Haven
                 Hospital Project, Series 1985-2, 6.250%, 9/01/15 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 16.8%

          980   Broward County, Florida, Housing Finance Authority,                   6/07 at 102.00         AAA          1,022,179
                 Multifamily Housing Revenue Refunding Bonds, Pompano
                 Oaks Apartments Project, GNMA Collateralized, Series 1997,
                 6.000%, 12/01/27 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A-1:
        1,040    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,081,642
        1,400    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,439,354

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,310,450
        1,000    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,028,110

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project,
                Series 1997A:
        1,230    5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,286,924
        1,890    5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,952,181

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00         AAA          1,473,878
                 Riverfront Apartments Project, Series 1997A,
                 6.250%, 4/01/37 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,590   Florida Housing Finance Agency, Housing Revenue Bonds,               12/05 at 102.00         AAA          1,654,061
                 Williamsburg Village Apartments Project, Series 1995E,
                 6.100%, 12/01/20 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/06 at 102.00         AAA          1,047,650
                 Turtle Creek Apartments Project, Series 1996-C1,
                 6.100%, 5/01/16 (Alternative Minimum Tax) -
                 AMBAC Insured

                Florida Housing Finance Agency, Housing Revenue Bonds,
                Sterling Palms Apartments Project, Series 1996D-1:
        1,000    6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,050,920
        1,500    6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,568,475

          750   Florida Housing Finance Agency, Housing Revenue Bonds,               12/06 at 102.00         AAA            782,678
                 The Crossings at Indian Run Apartments Project,
                 Series 1996V, 6.100%, 12/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        2,535   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,575,915
                 Housing Revenue Bonds, Raintree Apartments,
                 Series 2000J-1, 5.950%, 3/01/35 (Alternative
                 Minimum Tax)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       2,085   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         AAA     $    2,214,937
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative
                 Minimum Tax)

                Florida Housing Finance Corporation, Housing Revenue
                Bonds, Augustine Club Apartments, Series 2000D-1:
        1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa          1,595,670
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          5,025,453

        3,605   Jacksonville, Florida, GNMA Collateralized Housing                    3/04 at 102.00         AAA          3,614,229
                 Revenue Refunding Bonds, Windermere Manor
                 Apartments Project, Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,494,982
                 Multifamily Mortgage Revenue Bonds, Country Club
                 Villas II Project, Series 2001-1A, 5.750%, 7/01/27
                 (Alternative Minimum Tax) - FSA Insured

        4,950   Nevada Housing Division, Multi-Unit Housing Bonds,                    4/10 at 100.00         AAA          5,198,144
                 Whispering Palms Project, Series 2000A, 6.300%, 4/01/32
                 (Alternative Minimum Tax) - FSA Insured

        1,065   Housing Finance Authority of Palm Beach County, Florida,              7/12 at 100.00         AAA          1,093,606
                 Multifamily Housing Revenue Bonds, Westlake
                 Apartments Project - Phase II, Series 2002,
                 5.150%, 7/01/22 (Alternative Minimum Tax) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9%

        1,150   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa          1,172,816
                 Family Mortgage Revenue Refunding Bonds, Series 199B,
                 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured

        1,390   Duval County Housing Finance Authority, Florida, GNMA                10/04 at 102.00         Aaa          1,431,283
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1994,
                 6.700%, 10/01/26 (Alternative Minimum Tax)

        1,735   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00         Aaa          1,765,397
                 Single Family Mortgage Revenue Bonds, Multi-County
                 Program, Series 1999, 5.200%, 4/01/32 (Alternative
                 Minimum Tax) - MBIA Insured

        9,150   Florida Housing Finance Corporation, Homeowner                         1/10 at 24.65         AAA          1,524,756
                 Mortgage Revenue Bonds, Series 2000-4, 0.000%, 7/01/30
                 (Alternative Minimum Tax) - FSA Insured

        3,775   Florida Housing Finance Corporation, Homeowner Mortgage                1/09 at 31.28         AAA            853,528
                 Revenue Bonds, Series 1999-2, 0.000%, 7/01/30
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 0.4%

        3,195   Galveston County, Texas, Unlimited Tax Road Bonds,                      No Opt. Call         Aaa            996,936
                 Series 2001, 0.000%, 2/01/26 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.7%

        4,835   Cape Coral, Florida, Capital Improvement Revenue Bonds,              10/09 at 101.00         Aaa          5,195,933
                 Series 1999, 5.375%, 10/01/24 - FSA Insured

        1,250   Dade County, Florida, Special Obligation and Refunding Bonds,        10/06 at 102.00         AAA          1,267,625
                 Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,691,840
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds,
                Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa          1,027,010
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,032,840

        1,910   Escambia County, Florida, Capital Improvement Revenue Bonds,         10/12 at 100.00         AAA          1,967,166
                 Series 2002, 5.000%, 10/01/27 - MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds, State             10/09 at 101.00         AAA          2,391,407
                 Transportation Trust Fund - Intermodal Program,
                 Series 1999, 5.500%, 10/01/23 (Alternative Minimum
                 Tax) - FGIC Insured

        1,435   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          1,543,658
                 Forever Revenue Bonds, Series 2003A,
                 5.000%, 7/01/19 - FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds,
                Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA          3,605,261
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,574,400

                Florida Municipal Loan Council, Revenue Bonds,
                Series 2001A:
        1,000    5.250%, 11/01/18 - MBIA Insured                                     11/11 at 101.00         AAA          1,095,930
        1,500    4.750%, 11/01/21 - MBIA Insured                                     11/11 at 101.00         AAA          1,542,975


                                       23


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,080   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA     $    1,204,416
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,137,504
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         AAA          1,666,095
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,684,276
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        6,000   Hillsborough County School Board, Florida, Certificates               7/13 at 100.00         AAA          6,180,720
                 of Participation, Series 2003, 5.000%, 7/01/29 -
                 MBIA Insured

        1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          1,639,290
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

        1,765   Julington Creek Plantation Community Development District,            5/12 at 101.00         AAA          1,837,153
                 Florida, Special Assessment Revenue Bonds, Series 2002,
                 4.750%, 5/01/19 - MBIA Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,854,577
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,130,340

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          7,212,060
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

        1,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/04 at 102.00         AAA          1,024,700
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

                Orange County, Florida, Sales Tax Revenue Bonds,
                Series 2002B:
        3,180    5.125%, 1/01/19 - FGIC Insured                                       1/13 at 100.00         AAA          3,429,471
        1,500    5.125%, 1/01/32 - FGIC Insured                                       1/13 at 100.00         AAA          1,558,065

        4,770   Orange County School Board, Florida, Master Lease                     8/07 at 101.00         Aaa          5,181,699
                 Program, Certificates of Participation, Series 1997A,
                 5.375%, 8/01/22 - MBIA Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          7,415,785
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 -
                 FGIC Insured

                Palm Beach County, Florida, Criminal Justice Facilities,
                Revenue Refunding Bonds, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,821,600
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,586,840

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds,                            4/12 at 100.00         AAA          1,301,834
                 Series 2002, 5.000%, 4/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 26.2%

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,308,700
                 Series 2001-J1, 5.250%, 10/01/26 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,000   Dade County, Florida, Aviation Revenue Refunding Bonds,               4/04 at 102.00         AAA          3,069,810
                 Series 1993Y, 5.500%, 10/01/11 - FGIC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,               10/05 at 102.00         AAA          1,196,305
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

       15,000   Dallas and Fort Worth, Texas, Joint Revenue Bonds, Dallas-           11/09 at 100.00         AAA         17,091,900
                 Fort Worth International Airport, Series 2000A,
                 6.125%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

        5,000   Director of Nevada State Department of Business                         No Opt. Call         AAA          1,474,600
                 and Industry, Revenue Bonds, Las Vegas Monorail Project,
                 1st Tier Series 2000, 0.000%, 1/01/27 - AMBAC Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,270,790
                 Revenue Refunding Bonds, Series 2003A,
                 5.000%, 10/01/17 - FSA Insured

        3,800   Jacksonville Port Authority, Florida, 1996 Port Facilities           11/06 at 102.00         AAA          4,153,096
                 Revenue Bonds, 5.625%, 11/01/18 (Alternative
                 Minimum Tax) - MBIA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         16,859,552
                 6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,239,893
                 Miami International Airport, Series 2002,
                 5.750%, 10/01/19 (Alternative Minimum Tax) -
                 FGIC Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 20.9%

$       3,750   Broward County Health Facilities Authority, Florida, Hospital         6/05 at 100.00         AAA     $    3,942,525
                 Revenue Bonds, Holy Cross Hospital, Inc., Series 1993,
                 5.850%, 6/01/12 (Pre-refunded to 6/01/05) -
                 AMBAC Insured

        2,700   Cocoa, Florida, Water and Sewer System Revenue Bonds,                10/07 at 101.00         AAA          3,099,546
                 Series 1997, 5.875%, 10/01/26 (Pre-refunded
                 to 10/01/07) - FGIC Insured

        4,500   Florida Department of Environmental Protection,                       7/05 at 101.00         AAA          4,844,520
                 Preservation 2000 Revenue Bonds, Series 1995A,
                 5.750%, 7/01/11 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

        1,025   Jacksonville, Florida, Sales Tax Revenue Bonds, River                10/05 at 101.00         AAA          1,108,589
                 City Renaissance Project, Series 1995,
                 5.500%, 10/01/10 (Pre-refunded to 10/01/05) -
                 FGIC Insured

          990   Orange County, Florida, Tourist Development Tax Revenue               4/04 at 101.00         AAA          1,002,157
                 Bonds, Series 1992A, 6.250%, 10/01/13 - AMBAC Insured

                St. Lucie County, Florida, Utility System Revenue
                Refunding Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured                                      4/04 at 102.00         AAA          5,192,950
        1,200    5.500%, 10/01/21 - FGIC Insured                                      4/04 at 102.00         AAA          1,244,796

        7,855   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          9,620,019
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

                Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
        6,900    5.750%, 10/01/16 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          7,722,273
        8,700    5.750%, 10/01/21 (Pre-refunded to 10/01/06) - AMBAC Insured         10/06 at 101.00         AAA          9,736,779

        1,500   Tampa, Florida, Allegany Health System Revenue Bonds,                 6/04 at 101.50         AAA          1,593,315
                 St. Joseph Hospital, Inc., Series 1993,
                 5.125%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.0%

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          4,132,322
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          5,190,560
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 23.2%

          670   Clay County, Florida, Utility System Revenue Refunding               11/13 at 100.00         Aaa            728,826
                 Bonds, Series 2003B, 5.000%, 11/01/17 - FSA Insured

          510   Clay County, Florida, Utility System Revenue Refunding Bonds,        11/13 at 100.00         Aaa            554,778
                 Series 2003C, 5.000%, 11/01/17 - FSA Insured

                Davie, Florida, Water and Sewer Revenue Refunding and
                Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA          1,015,442
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00         AAA            526,362

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,350,400
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,143,465
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          1,270,374

        1,000   Florida Governmental Utility Authority, Utility Revenue Bonds,        7/09 at 101.00         Aaa          1,024,810
                 Golden Gate Utility System, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue                 9/08 at 102.00         AAA          8,466,880
                 Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        2,000   Indian Trail Water Control District, Florida, Water Control           8/07 at 101.00         AAA          2,198,000
                 and Improvement Bonds, Unit of Development No. 17,
                 Series 1996, 5.500%, 8/01/22 - MBIA Insured

        3,450   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          3,651,032
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00         AAA          1,525,922
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00         Aaa          2,154,100
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured


                                       25


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
$       1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00         AAA     $    1,506,425
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00         AAA          1,108,130

        1,750   Palm Beach Bay, Florida, Utility System Revenue Bonds,               10/13 at 100.00         AAA          1,863,120
                 Palm Bay Utility Corporation Project, Series 2003,
                 5.000%, 10/01/20 - MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00         AAA          1,099,610
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00         AAA            546,430
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA            543,075

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,328,861
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00         AAA          2,181,089

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA          2,330,300
                 Series 2001, 0.000%, 9/01/29 - MBIA Insured

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          2,464,371
                 Series 2003, 5.000%, 9/01/21 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA          1,507,492
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            847,955
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            543,500

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,294,492
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/06 at 102.00         AAA          1,457,612
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

                Village Center Community Development District, Florida,
                Utility Revenue Bonds, Series 2003:
        2,000    5.250%, 10/01/23 - MBIA Insured                                     10/13 at 101.00         AAA          2,150,440
        2,000    5.125%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA          2,095,040

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,125,354
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     353,995   Total Long-Term Investments (cost $312,703,997) - 145.3%                                                341,654,079
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      4,406,750
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.2)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  235,060,829
                ====================================================================================================================


                        All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                        Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.

                                       26

                            Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                            Portfolio of
                                    INVESTMENTS December 31, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.8%

$         500   State of Florida, State Board of Education Lottery Revenue            7/13 at 101.00         AAA     $      537,860
                 Bonds, Series 2003A, 5.000%, 7/01/19 - MBIA Insured

        1,985   North Miami, Florida, Educational Facilities Revenue Refunding        4/13 at 100.00         AAA          2,104,775
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/19 - XLCA Insured

                Volusia County Educational Facilities Authority, Florida,
                Revenue Refunding Bonds, Embry-Riddle Aeronautical University
                Project, Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00          AA          1,033,800
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00          AA          1,288,300


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.8%

        4,000   Highlands County Health Facilities Authority, Florida,               11/13 at 100.00           A          4,207,720
                 Revenue Bonds, Adventist Health System/Sunbelt
                 Obligated Group, Series 2003D, 5.875%, 11/15/29

        1,750   Leesburg, Florida, Hospital Revenue Refunding Bonds,                  7/13 at 100.00           A          1,783,810
                 Leesburg Regional Medical Center, Series 2003,
                 5.000%, 7/01/17

        3,000   Pinellas County Health Facilities Authority, Florida,                 5/13 at 100.00          A1          3,122,100
                 Revenue Bonds, Baycare Health System, Series 2003,
                 5.750%, 11/15/27

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         Aa3          1,519,980
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.1%

        1,585   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call         AAA          1,764,612
                 Refunding Bonds, Series 1987-G1, 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.1%

        3,665   Florida State Board of Education, Full Faith and Credit,              6/12 at 101.00         AAA          3,766,557
                 Public Education Capital Outlay Bonds, Series 2002A,
                 5.000%, 6/01/32 - MBIA Insured

        2,660   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          2,839,603
                 Texas, General Obligation Bonds, Series 2003,
                 5.375%, 2/15/26 - FSA Insured

        3,500   State Public School Building Authority, Pennsylvania,                 6/13 at 100.00         AAA          3,596,460
                 Lease Revenue Bonds, Philadelphia School District
                 Project, Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 55.9%

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding                10/12 at 101.00         AAA          1,113,030
                 Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,592,054
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        4,000   Florida Municipal Loan Council, Revenue Bonds,                       12/13 at 100.00         AAA          4,118,720
                 Series 2003B, 5.000%, 12/01/28 - MBIA Insured

        4,000   Hillsborough County School Board, Florida, Certificates               7/13 at 100.00         AAA          4,120,480
                 of Participation, Series 2003, 5.000%, 7/01/29 -
                 MBIA Insured

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,524,058
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        1,235   Julington Creek Plantation Community Development                      5/12 at 101.00         AAA          1,266,875
                 District, Florida, Special Assessment Revenue Bonds,
                 Series 2002, 5.000%, 5/01/29 - MBIA Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds,                        10/12 at 100.00         AAA          2,398,952
                 Series 2003B, 5.000%, 10/01/20 - AMBAC Insured

        1,500   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          1,558,065
                 Series 2002B, 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates                    6/12 at 101.00         Aaa          3,617,055
                 of Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured


                                       27


                            Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2003 (Unaudited)


   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Palm Beach County School Board, Florida, Certificates
                of Participation, Series 2002D:
$       2,950    5.250%, 8/01/20 - FSA Insured                                        8/12 at 100.00         AAA     $    3,196,620
        3,670    5.000%, 8/01/28 - FSA Insured                                        8/12 at 100.00         AAA          3,773,788

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA          2,207,997
                 5.000%, 9/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.9%

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          2,070,420
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          1,827,918
                 Series 2004B, 5.000%, 10/01/22 (WI, settling
                 1/21/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.7%

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,109,700
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 37.6%

        4,000   Deltona, Florida, Utility Systems Water and Sewer Revenue            10/13 at 100.00         AAA          4,110,040
                 Bonds, Series 2003, 5.000%, 10/01/33 - MBIA Insured

        2,000   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          2,116,540
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        5,000   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          5,163,300
                 Bonds, Series 2003A, 5.000%, 10/01/27 - MBIA Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          3,097,980
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          2,050,860
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          500   North Port, Florida, Utility System Revenue Bonds,                   10/10 at 101.00         Aaa            514,355
                 Series 2000, 5.000%, 10/01/25 - FSA Insured

        1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA          1,558,425
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 -
                 MBIA Insured

        2,500   Village Center Community Development District, Florida,              10/13 at 101.00         AAA          2,560,425
                 Utility Revenue Bonds, Series 2003, 5.000%, 10/01/36 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      82,525   Total Long-Term Investments (cost $83,634,168) - 152.9%                                                  86,233,234
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.5)%                                                                     (818,435)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,414,799
                ====================================================================================================================


                         At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       28


                            Statement of
                                 ASSETS AND LIABILITIES December 31, 2003 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA      INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME   TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)                (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $358,740,875,
   $319,801,189, $312,703,997 and
   $83,634,168, respectively)                             $381,013,524         $333,164,193        $341,654,079         $86,233,234
Cash                                                                --                1,134                  --                  --
Receivables:
   Interest                                                  5,676,290            4,648,781           4,183,264           1,003,742
   Investments sold                                          1,620,443              490,000             576,351              45,000
Other assets                                                    17,717               32,953              18,026               1,492
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         388,327,974          338,337,061         346,431,720          87,283,468
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Bank borrowings                                              12,527                   --              77,486              11,468
   Investments purchased                                            --                   --                  --           1,819,303
Accrued expenses:
   Management fees                                             209,255              182,621             186,638              23,752
   Other                                                        95,215               98,335             103,774              14,066
Preferred share dividends payable                                1,787                2,339               2,993                  80
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                        318,784              283,295             370,891           1,868,669
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $256,009,190         $221,053,766        $235,060,829         $56,414,799
====================================================================================================================================
Common shares outstanding                                   16,516,231           14,263,970          14,348,561           3,880,259
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.50         $      15.50        $      16.38         $     14.54
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,162         $    142,640        $    143,486         $    38,803
Paid-in surplus                                            230,572,145          205,481,631         203,638,545          54,703,528
Undistributed (Over-distribution of) net investment income   3,369,290            2,799,911           2,761,835            (212,713)
Accumulated net realized gain (loss) from investments         (370,056)            (733,420)           (433,119)           (713,885)
Net unrealized appreciation of investments                  22,272,649           13,363,004          28,950,082           2,599,066
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $256,009,190         $221,053,766        $235,060,829         $56,414,799
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       29


                            Statement of
                                OPERATIONS Six Months Ended December 31, 2003 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA      INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME   TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)                (NWF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $10,514,450          $ 9,023,992         $ 8,763,970          $2,015,151
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,234,209            1,074,010           1,096,741             273,627
Preferred shares - auction fees                                166,527              147,892             140,510              36,585
Preferred shares - dividend disbursing agent fees               10,081               15,123              10,081               5,042
Shareholders' servicing agent fees and expenses                 16,484               12,250              13,473                 600
Custodian's fees and expenses                                   49,335               40,531              41,403              14,301
Trustees' fees and expenses                                      4,363                3,541               3,611               1,008
Professional fees                                               48,782               25,736               9,203               6,357
Shareholders' reports - printing and mailing expenses           18,454               12,673              14,851               3,513
Stock exchange listing fees                                     10,392                7,887               7,860                 173
Investor relations expense                                      24,054               23,128               6,651               4,030
Other expenses                                                  10,064               10,632               9,052               2,333
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                 1,592,745            1,373,403           1,353,436             347,569
   Custodian fee credit                                         (8,232)              (4,554)             (6,482)            (11,279)
   Expense reimbursement                                            --                   --                  --            (134,709)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,584,513            1,368,849           1,346,954             201,581
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        8,929,937            7,655,143           7,417,016           1,813,570
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                     (401,489)            (747,426)           (431,928)           (734,510)
Change in net unrealized appreciation
   (depreciation) of investments                            (2,582,325)            (911,167)           (884,826)           (139,181)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                            (2,983,814)          (1,658,593)         (1,316,754)           (873,691)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                    (365,879)            (327,779)           (343,820)            (97,261)
From accumulated net realized gains from investments          (189,130)            (125,085)           (113,631)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                    (555,009)            (452,864)           (457,451)            (97,261)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                          $ 5,391,114         $ 5,543,686         $ 5,642,811          $  842,618
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       30


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                                         FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                              12/31/03              6/30/03            12/31/03             6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $  8,929,937         $ 18,145,230        $  7,655,143        $ 15,393,583
Net realized gain (loss) from investments                     (401,489)           3,875,859            (747,426)          3,463,251
Change in net unrealized appreciation
   (depreciation) of investments                            (2,582,325)           8,853,791            (911,167)          6,508,220
Distributions to Preferred shareholders:
   From net investment income                                 (365,879)          (1,204,511)           (327,779)         (1,022,349)
   From accumulated net realized gains from investments       (189,130)            (226,303)           (125,085)           (275,955)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
      shares from operations                                 5,391,114           29,444,066           5,543,686          24,066,750
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (8,331,725)         (16,027,701)         (7,098,876)        (14,168,989)
From accumulated net realized gains from investments        (3,232,004)          (2,098,066)         (2,042,600)         (2,512,996)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders               (11,563,729)         (18,125,767)         (9,141,476)        (16,681,985)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --                  --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      325,920              704,166             340,855             874,329
 Preferred shares offering costs                                    --                   --                  --               7,500
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             325,920              704,166             340,855             881,829
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         (5,846,695)          12,022,465          (3,256,935)          8,266,594
Net assets applicable to Common shares at the
   beginning of period                                     261,855,885          249,833,420         224,310,701         216,044,107
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $256,009,190         $261,855,885        $221,053,766        $224,310,701
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  3,369,290         $  3,136,957        $  2,799,911        $  2,585,269
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       31


                            Statement of
                                CHANGES IN NET ASSETS (Unaudited) (continued)

                                                      INSURED FLORIDA PREMIUM INCOME (NFL)  INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
                                                     -------------------------------------- ----------------------------------------
                                                                                                                      FOR THE PERIOD
                                                                                                                            11/21/02
                                                                                                                       (COMMENCEMENT
                                                                                                                      OF OPERATIONS)
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED              THROUGH
                                                              12/31/03              6/30/03            12/31/03              6/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 7,417,016         $ 14,925,713         $ 1,813,570         $ 1,548,813
Net realized gain (loss) from investments                     (431,928)           2,057,125            (734,510)             17,814
Change in net unrealized appreciation (depreciation)
   of investments                                             (884,826)          10,662,174            (139,181)          2,738,247
Distributions to Preferred shareholders:
   From net investment income                                 (343,820)          (1,147,462)            (97,261)           (126,559)
   From accumulated net realized gains from investments       (113,631)             (14,829)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                    5,642,811           26,482,721             842,618           4,178,315
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (6,814,870)         (13,374,479)         (1,675,961)         (1,675,194)
From accumulated net realized gains from investments        (1,461,384)            (125,967)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (8,276,254)         (13,500,446)         (1,675,961)         (1,675,194)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                 --                   --                  --          55,321,650
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                      203,781              547,078              25,606              24,090
Preferred shares offering costs                                     --                   --                  --            (726,600)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             203,781              547,078              25,606          54,619,140
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         (2,429,662)          13,529,353            (807,737)         57,122,261
Net assets applicable to Common shares at the
   beginning of period                                     237,490,491          223,961,138          57,222,536             100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $235,060,829         $237,490,491         $56,414,799         $57,222,536
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  2,761,835         $  2,503,509         $  (212,713)        $  (253,061)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                            Notes to
                                   FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) is traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured Florida Tax-Free Advantage
(NWF), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2003, Insured Florida Tax-Free Advantage (NWF) had an outstanding when-issued purchase commitment of $1,819,303. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================


Effective January 17, 2003, Insured Florida Tax-Free Advantage (NWF) issued 1,160 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Florida Tax-Free Advantage (NWF). Insured Florida Tax-Free Advantage's (NWF) share of Common share offering costs ($116,100) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Florida Tax-Free Advantage (NWF) in connection with its offering of Preferred shares ($726,600) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                                FLORIDA                   FLORIDA
                                                       INVESTMENT QUALITY (NQF)    QUALITY INCOME (NUF)
                                                       ------------------------ ------------------------
                                                        SIX MONTHS              SIX MONTHS
                                                             ENDED  YEAR ENDED       ENDED    YEAR ENDED
                                                          12/31/03     6/30/03    12/31/03       6/30/03
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                  --          --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions                                       20,455      43,415       21,677       53,877
--------------------------------------------------------------------------------------------------------
                                                            20,455      43,415       21,677       53,877
========================================================================================================
Preferred shares sold                                           --          --           --           --
========================================================================================================

                                                      INSURED FLORIDA            INSURED FLORIDA
                                                    PREMIUM INCOME (NFL)     TAX-FREE ADVANTAGE (NWF)
                                                  ----------------------  ------------------------------
                                                                                                 FOR THE
                                                                                         PERIOD 11/21/02
                                                  SIX MONTHS              SIX MONTHS       (COMMENCEMENT
                                                       ENDED  YEAR ENDED       ENDED      OF OPERATIONS)
                                                    12/31/03     6/30/03    12/31/03     THROUGH 6/30/03
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                            --          --          --           3,870,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                                 12,109      32,881       1,676               1,583
--------------------------------------------------------------------------------------------------------
                                                      12,109      32,881       1,676           3,871,583
========================================================================================================
Preferred shares sold                                     --          --          --               1,160
========================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended December 31, 2003, were as follows:

                                                            INSURED      INSURED
                                 FLORIDA       FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Purchases                     $24,554,392  $30,892,898  $43,336,981  $78,184,513
Sales and maturities           31,551,752   34,469,741   52,765,742   78,116,336
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2003, the cost of investments were as follows:

                                                            INSURED      INSURED
                                FLORIDA      FLORIDA        FLORIDA      FLORIDA
                             INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                QUALITY        INCOME        INCOME    ADVANTAGE
                                  (NQF)         (NUF)         (NFL)        (NWF)
--------------------------------------------------------------------------------
Cost of investments        $358,505,880  $319,793,911  $312,541,853  $83,633,870
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2003, were as follows:

                                                                                       INSURED      INSURED
                                                           FLORIDA       FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY       PREMIUM     TAX-FREE
                                                           QUALITY        INCOME        INCOME    ADVANTAGE
                                                             (NQF)         (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $27,819,795   $16,514,997   $29,199,460   $2,700,262
   Depreciation                                         (5,312,151)   (3,144,715)      (87,234)    (100,898)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments             $22,507,644   $13,370,282   $29,112,226   $2,599,364
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2003, the Funds' last fiscal year end, were as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $4,269,443   $3,761,927   $3,479,482      $30,133
Undistributed net ordinary income *                        212,386      266,129      328,384       17,935
Undistributed net long-term capital gains                3,288,083    1,901,716    1,247,778           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended June 30, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $17,151,125  $15,182,483  $14,483,420   $1,518,559
Distributions from net ordinary income *                   271,066       62,185           --           --
Distributions from net long-term capital gains           2,068,358    2,736,853      140,796           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Florida Tax-Free Advantage (NWF)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Insured Florida Tax-Free Advantage's (NWF) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                     2007                    .32%
2003                       .32                      2008                    .24
2004                       .32                      2009                    .16
2005                       .32                      2010                    .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 2, 2004, to shareholders of record on January 15, 2004, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0845       $.0830       $.0800       $.0720
================================================================================

                            Financial
                                    HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                               Less Distributions
                                 ----------------------------------------------------------------  ---------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                  Net
                     Beginning                       Net      Investment         Capital           Investment      Capital
                        Common                 Realized/       Income to        Gains to            Income to     Gains to
                         Share          Net   Unrealized       Preferred       Preferred               Common       Common
                     Net Asset   Investment   Investment          Share-          Share-               Share-       Share-
                         Value       Income   Gain (Loss)        holders+        holders+   Total     holders      holders    Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                 $15.87        $ .54       $ (.18)          $(.02)          $(.01)   $ .33      $ (.50)       $(.20)  $ (.70)
2003                     15.19         1.10          .76            (.07)           (.01)    1.78        (.97)        (.13)   (1.10)
2002                     14.76         1.13          .41            (.11)           (.02)    1.41        (.92)        (.06)    (.98)
2001                     14.24         1.19          .52            (.30)             --     1.41        (.89)          --     (.89)
2000                     15.03         1.21         (.71)           (.29)           (.01)     .20        (.94)        (.03)    (.97)
1999                     15.66         1.16         (.59)           (.20)           (.01)     .36        (.96)        (.03)    (.99)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                  15.75          .54         (.12)           (.02)           (.01)     .39        (.50)        (.14)    (.64)
2003                     15.23         1.08          .71            (.07)           (.02)    1.70       (1.00)        (.18)   (1.18)
2002                     15.02         1.18          .14            (.12)           (.01)    1.19        (.94)        (.04)    (.98)
2001                     14.57         1.20          .43            (.30)             --     1.33        (.88)          --     (.88)
2000                     15.37         1.19         (.77)           (.29)             --      .13        (.91)          --     (.91)
1999                     15.96         1.14         (.61)           (.22)             --      .31        (.90)          --     (.90)

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                  16.57          .52         (.10)           (.02)           (.01)     .39        (.48)        (.10)    (.58)
2003                     15.66         1.04          .89            (.08)             --     1.85        (.93)        (.01)    (.94)
2002                     15.30         1.07          .27            (.12)             --     1.22        (.86)          --     (.86)
2001                     14.25         1.09         1.02            (.28)             --     1.83        (.78)          --     (.78)
2000                     14.86         1.06         (.59)           (.28)             --      .19        (.80)          --     (.80)
1999                     15.49         1.03         (.67)           (.23)             --      .13        (.76)          --     (.76)

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                  14.75          .47         (.22)           (.03)             --      .22        (.43)          --     (.43)
2003(a)                  14.33          .40          .70            (.03)             --     1.07        (.43)          --     (.43)
====================================================================================================================================
                                                                    Total Returns
                                                                 --------------------
                                                                              Based
                           Offering                                              on
                          Costs and       Ending                             Common
                          Preferred       Common                  Based       Share
                              Share        Share     Ending          on         Net
                       Underwriting    Net Asset     Market      Market       Asset
                          Discounts        Value      Value       Value**     Value**
=====================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
-------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                        $ --       $15.50   $16.6000        3.52%       2.20%
2003                             --        15.87    16.7500       13.28       12.02
2002                             --        15.19    15.8300       13.27        9.77
2001                             --        14.76    14.8900       12.03       10.11
2000                           (.02)       14.24    14.1250       (5.54)       1.39
1999                             --        15.03    16.0000       (1.80)       2.22

FLORIDA QUALITY
INCOME (NUF)
-------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                          --        15.50    16.2000        1.65        2.61
2003                             --        15.75    16.6000       11.56       11.45
2002                             --        15.23    15.9900       13.80        8.15
2001                             --        15.02    14.9700       12.58        9.37
2000                           (.02)       14.57    14.1250       (4.28)        .87
1999                             --        15.37    15.7500        2.79        1.88

INSURED FLORIDA
PREMIUM INCOME (NFL)
-------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                          --        16.38    17.1400        3.10        2.45
2003                             --        16.57    17.2200       16.05       12.10
2002                             --        15.66    15.7100       14.29        8.13
2001                             --        15.30    14.5400       18.32       13.09
2000                             --        14.25    13.0000       (5.17)       1.47
1999                             --        14.86    14.5625        7.98         .73

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                          --        14.54    15.4600         .23        1.58
2003(a)                        (.22)       14.75    15.8700        8.82        6.08
=====================================================================================
                                                       Ratios/Supplemental Data
                     ----------------------------------------------------------------------------------------------
                                      Before Credit/Reimbursement       After Credit/Reimbursement***
                                     ------------------------------    ------------------------------
                                                     Ratio of Net                      Ratio of Net
                                       Ratio of        Investment        Ratio of        Investment
                          Ending       Expenses         Income to        Expenses         Income to
                             Net     to Average           Average      to Average           Average
                          Assets     Net Assets        Net Assets      Net Assets        Net Assets
                      Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                       to Common      to Common         to Common       to Common         to Common       Turnover
                     Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
===================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                 $256,009           1.25%*            6.99%*          1.24%*            6.99%*            6%
2003                     261,856           1.20              7.00            1.19              7.01             16
2002                     249,833           1.26              7.53            1.23              7.56             34
2001                     242,223           1.33              8.10            1.29              8.14             28
2000                     233,290           1.26              8.45            1.24              8.48             16
1999                     245,644           1.15              7.38            1.15              7.39             17

FLORIDA QUALITY
INCOME (NUF)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                  221,054           1.25*             6.98*           1.25*             6.99*             9
2003                     224,311           1.24              6.92            1.23              6.94             28
2002                     216,044           1.28              7.81            1.26              7.83             30
2001                     212,618           1.33              8.00            1.25              8.08             20
2000                     206,212           1.26              8.08            1.23              8.10             20
1999                     217,433           1.19              7.13            1.19              7.13             16

INSURED FLORIDA
PREMIUM INCOME (NFL)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                  235,061           1.16*             6.38*           1.16*             6.38*            13
2003                     237,490           1.18              6.41            1.16              6.42             14
2002                     223,961           1.21              6.89            1.21              6.89              8
2001                     218,642           1.27              7.22            1.26              7.23             20
2000                     203,591           1.30              7.53            1.29              7.54             22
1999                     212,428           1.20              6.58            1.20              6.58             11

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2004(b)                   56,415           1.26*             6.04*            .73*             6.57*            90
2003(a)                   57,223           1.15*             4.18*            .67*             4.66*            46
===================================================================================================================
                             Preferred Shares at End of Period
                        ------------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market           Asset
                        Outstanding          Value        Coverage
                               (000)     Per Share       Per Share
==================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------
Year Ended 6/30:
2004(b)                    $132,000        $25,000         $73,487
2003                        132,000         25,000          74,594
2002                        132,000         25,000          72,317
2001                        132,000         25,000          70,876
2000                        132,000         25,000          69,184
1999                        110,000         25,000          80,828

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------
Year Ended 6/30:
2004(b)                     117,000         25,000          72,234
2003                        117,000         25,000          72,930
2002                        117,000         25,000          71,163
2001                        117,000         25,000          70,431
2000                        117,000         25,000          69,062
1999                        105,000         25,000          76,770

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------
Year Ended 6/30:
2004(b)                     111,000         25,000          77,942
2003                        111,000         25,000          78,489
2002                        111,000         25,000          75,442
2001                        111,000         25,000          74,244
2000                        111,000         25,000          70,854
1999                        111,000         25,000          72,844

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------
Year Ended 6/30:
2004(b)                      29,000          25,000         73,633
2003(a)                      29,000          25,000         74,330
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period November 21, 2002 (commencement of operations) through June 30, 2003.
(b)  For the six months ended December 31, 2003.


                                 See accompanying notes to financial statements.

                                  38-39 spread

                     Build Your Wealth
                            AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman andCutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended December 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                     Serving Investors
                               FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-A-1203D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Quality Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: March 9, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: March 9, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.